Cost of Sales (Tables)	12 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Disclosure of Cost of Sales

	SA Rand
Figures in million	2020	2019	2018

Production costs (a)	22 048	20 324	15 084
Amortisation and depreciation of mining assets (b)	3 409	3 961	2 468
Amortisation and depreciation of assets other than mining assets (b)	99	93	102
Rehabilitation expenditure (c)	47	33	67
Care and maintenance costs of restructured shafts	146	134	128
Employment termination and restructuring costs (d)	40	242	208
Share-based payments (e)	130	155	244
Impairment of assets (f)	—	3 898	5 336
Other	(11)	29	(41)

Total cost of sales	25 908	28 869	23 596

(a)
Production costs include mine production and transport and refinery costs, applicable general administrative costs, movement in inventories and ore stockpiles, ongoing environmental rehabilitation costs and transfers for stripping activities. Employee termination costs are included, except for employee termination costs associated with major restructuring and shaft closures, which are separately disclosed.

Production costs increased during the 2020 year mainly in line with expectations, with the South African national lockdown from the end of March 2020 due to COVID-19 impacting on production volumes while the cost base remained mostly unchanged. Contributing to the increase year on year is a decrease of R557 million in the capitalised stripping credit related to the Hidden Valley operation.

6	COST OF SALES continued

(a)	Production costs continued

Production costs, analysed by nature, consist of the following:

	SA Rand
Figures in million	2020	2019	2018

Labour costs, including contractors	13 004	12 715	9 750
Consumables	5 441	5 532	3 418
Water and electricity	3 664	3 398	2 551
Insurance	154	126	86
Transportation	377	354	121
Change in inventory	(70)	(166)	(211)
Capitalisation of mine development costs	(1 485)	(1 880)	(1 552)
Stripping activities	(675)	(1 197)	(167)
Royalty expense	327	193	121
Other	1 311	1 249	967

Total production costs	22 048	20 324	15 084

(b)
Lower production volumes during the 2020 year, partially due to the closure of underground mines following the announcement of the South African national lockdown due to COVID-19, impacted on the depreciation recorded and contributed to the decrease year on year. The completion of the mining of Stage 5 at Hidden Valley during the December 2019 quarter also contributed to the decrease. The impairments recognised on certain operations in South Africa during the 2019 year significantly impacted on the base which depreciation is calculated on and the lower carrying values contributed to the lower total compared to the comparative period.

Amortisation and depreciation of assets other than mining assets includes the amortisation of intangible assets.

(c)
For the assumptions used to calculate the rehabilitation costs, refer to note 25. This expense includes the change in estimate for the rehabilitation provision where an asset no longer exists as well as costs related to the rehabilitation process. For 2020, R47 million (2019: R86 million) (2018: R94 million) was spent on rehabilitation in South Africa. Refer to note 25.

(d)	The employment termination and restructuring expenditure for 2020, 2019 and 2018 relates to the voluntary severance program in place to reduce labour costs.

(e)	Refer to note 34 for details on the share-based payment schemes implemented by the group.

(f)
Management performed an assessment for impairment triggers as well as indications of reversal of previously recorded impairment losses at 30 June 2020. Due to the uncertainty of the impact of the COVID-19 pandemic and the South African national lockdown would have on the South African underground operations, as well as the increase in the short-term gold price, the recoverable amounts for these cash-generating units (CGUs) were calculated.

Based on the impairment tests performed, no impairments were recorded for the 2020 year. Where CGUs had previously been impaired, management considered whether the impairment loss (or the contributors to the previously recognised impairment loss) no longer exists or might have decreased. Management considered general and specific factors for each CGU and concluded that although overall the gold price had improved from the time that the impairment losses had been recognised, the specific circumstances that led to the original impairments had not reversed.  Management also considered the level of uncertainty of the impact of COVID-19 on production and therefore on the cash flows. Due to the volatility embedded in the potential upside driven by the higher gold prices in the short to medium term, coupled with the fact that the factors resulting in the previously recognised impairment losses had not reversed, management resolved it to be appropriate for no reversal of previously recognised impairment losses to be recorded for the period under review.

Refer to note 13 for further information.

6	COST OF SALES continued

(f)	Impairment continued

The impairment of assets consists of the following:

	SA Rand
Figures in million	2020	2019	2018

Tshepong Operations	—	2 254	988
Kusasalethu	—	690	579
Target 1	—	312	699
Target 3	—	318	—
Joel	—	198	160
Other mining assets	—	120	319
Bambanani	—	6	—
Doornkop	—	—	317
Unisel	—	—	487
Masimong	—	—	329
Target North	—	—	1 458

Total impairment of assets	—	3 898	5 336

There was no reversal of impairment for the 2020, 2019 or 2018 financial years.

The recoverable amounts for these assets have been determined on a fair value less costs to sell basis using the assumptions per note 13 in discounted cash flow models and attributable resource values. These are fair value measurements classified as level 3.

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2019 are as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-Mine plan	Resource base	Total

Tshepong Operations
The impairment was due to the increased costs to exploit the resource base as well as a lower expected recovered grade. The decrease in the recovery grade is as a result of the change in the dilution factors applied to the outside life of mine resources.
	3 811	2 055	5 866
Kusasalethu
The decrease in grade and increased estimated costs in the resource base resulted in a lower recoverable amount. The decrease in the recovery grade is as a result of the change in the dilution factors applied to the outside life of mine resources.	1 297	—	1 297
Target 1
The recoverable amount decreased as a result of increased costs and decrease in grade in the resource base together with the estimated impact of carbon tax. The increase in discount rate due to increased risk factors also negatively impacted on the recoverable amount.	467	609	1 076
Target 3
The operation remained under care and maintenance. A change in valuation method from discounted cash flow model to resource multiple approach reduced the recoverable amount.	None	182	182
Joel
The increased capital costs in the resource base together with carbon tax negatively impacted the net present value of expected cash flows.	765	87	852
Other mining assets
The updated life-of-mine plans for the CGUs in Freegold and Avgold resulted in the impairment of other mining assets.	335	None	335
Bambanani
The impairment of goodwill reduced the carrying amount of intangible assets. As goodwill is not depreciated, it resulted in an impairment as the life of the operation shortens.	763	None	763

6	COST OF SALES continued

(f)	Impairment continued

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2018 are as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-Mine plan	Resource base	Total

Tshepong Operations
The impairment was mainly driven by sensitivity to fluctuations in the gold price. Furthermore the updated life-of-mine for the Tshepong operations presented a marginal decrease in recovered grade.	4 279	3 147	7 426
Kusasalethu
Kusasalethu's old section of the mine at the operation was excluded in the FY19 life-of-mine plan.	1 019	1 119	2 138
Target 1
Exploration drilling results during the year pointed towards lower grade estimates within certain blocks that have now been excluded from the life-of-mine plans.	471	746	1 217
Joel
The updated life-of-mine for the Joel operation presented a marginal decrease in recovered grade.	540	336	876
Other mining assets
The updated life-of-mine plans for the CGUs in Freegold and Harmony resulted in the impairment of other mining assets.	366	None	366
Doornkop
The impairment of Doornkop is primarily as a result of a decrease in the Kimberley Reef's resource values.	1 552	1 178	2 730
Unisel
Excluded the Leader Reef from the life-of-mine plan to focus on the higher grade Basal Reef. This reduced the life-of-mine from four years to eighteen months.	38	None	38
Masimong
The impairment at Masimong was as a result of the depletion of the higher grade B Reef and subsequent reduced life-of-mine.	58	None	58
Target North
The impairment of Target North was as a result of a decrease in resource values.	None	3 681	3 681

Disclosure of Production Costs
Production costs, analysed by nature, consist of the following:

	SA Rand
Figures in million	2020	2019	2018

Labour costs, including contractors	13 004	12 715	9 750
Consumables	5 441	5 532	3 418
Water and electricity	3 664	3 398	2 551
Insurance	154	126	86
Transportation	377	354	121
Change in inventory	(70)	(166)	(211)
Capitalisation of mine development costs	(1 485)	(1 880)	(1 552)
Stripping activities	(675)	(1 197)	(167)
Royalty expense	327	193	121
Other	1 311	1 249	967

Total production costs	22 048	20 324	15 084

Disclosure of Impairment of Assets
The impairment of assets consists of the following:

	SA Rand
Figures in million	2020	2019	2018

Tshepong Operations	—	2 254	988
Kusasalethu	—	690	579
Target 1	—	312	699
Target 3	—	318	—
Joel	—	198	160
Other mining assets	—	120	319
Bambanani	—	6	—
Doornkop	—	—	317
Unisel	—	—	487
Masimong	—	—	329
Target North	—	—	1 458

Total impairment of assets	—	3 898	5 336

There was no reversal of impairment for the 2020, 2019 or 2018 financial years.

The recoverable amounts for these assets have been determined on a fair value less costs to sell basis using the assumptions per note 13 in discounted cash flow models and attributable resource values. These are fair value measurements classified as level 3.

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2019 are as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-Mine plan	Resource base	Total

Tshepong Operations
The impairment was due to the increased costs to exploit the resource base as well as a lower expected recovered grade. The decrease in the recovery grade is as a result of the change in the dilution factors applied to the outside life of mine resources.
	3 811	2 055	5 866
Kusasalethu
The decrease in grade and increased estimated costs in the resource base resulted in a lower recoverable amount. The decrease in the recovery grade is as a result of the change in the dilution factors applied to the outside life of mine resources.	1 297	—	1 297
Target 1
The recoverable amount decreased as a result of increased costs and decrease in grade in the resource base together with the estimated impact of carbon tax. The increase in discount rate due to increased risk factors also negatively impacted on the recoverable amount.	467	609	1 076
Target 3
The operation remained under care and maintenance. A change in valuation method from discounted cash flow model to resource multiple approach reduced the recoverable amount.	None	182	182
Joel
The increased capital costs in the resource base together with carbon tax negatively impacted the net present value of expected cash flows.	765	87	852
Other mining assets
The updated life-of-mine plans for the CGUs in Freegold and Avgold resulted in the impairment of other mining assets.	335	None	335
Bambanani
The impairment of goodwill reduced the carrying amount of intangible assets. As goodwill is not depreciated, it resulted in an impairment as the life of the operation shortens.	763	None	763

6	COST OF SALES continued

(f)	Impairment continued

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2018 are as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-Mine plan	Resource base	Total

Tshepong Operations
The impairment was mainly driven by sensitivity to fluctuations in the gold price. Furthermore the updated life-of-mine for the Tshepong operations presented a marginal decrease in recovered grade.	4 279	3 147	7 426
Kusasalethu
Kusasalethu's old section of the mine at the operation was excluded in the FY19 life-of-mine plan.	1 019	1 119	2 138
Target 1
Exploration drilling results during the year pointed towards lower grade estimates within certain blocks that have now been excluded from the life-of-mine plans.	471	746	1 217
Joel
The updated life-of-mine for the Joel operation presented a marginal decrease in recovered grade.	540	336	876
Other mining assets
The updated life-of-mine plans for the CGUs in Freegold and Harmony resulted in the impairment of other mining assets.	366	None	366
Doornkop
The impairment of Doornkop is primarily as a result of a decrease in the Kimberley Reef's resource values.	1 552	1 178	2 730
Unisel
Excluded the Leader Reef from the life-of-mine plan to focus on the higher grade Basal Reef. This reduced the life-of-mine from four years to eighteen months.	38	None	38
Masimong
The impairment at Masimong was as a result of the depletion of the higher grade B Reef and subsequent reduced life-of-mine.	58	None	58
Target North
The impairment of Target North was as a result of a decrease in resource values.	None	3 681	3 681

The sensitivity scenario of a 10% decrease or increase in the commodity price used in the discounted cash flow models and the resource values used (with all other variables held constant) would have resulted in the following impairment being recorded as at 30 June 2020 and 2019:

	SA Rand
Figures in million	2020	2019

- 10% decrease
Tshepong Operations	3 352	7 155
Target 1	804	1 278
Joel	716	984
Kusasalethu	441	1 962
Bambanani[1]	94	331
Other Freegold assets	20	—
Moab Khotsong[1]	15	2 758
Unisel	6	45
Doornkop	—	1 350
Hidden Valley	—	749
Target 3	—	337
Target North	—	291
Other surface operations	—	178
Masimong	—	105
Kalgold	—	39

+ 10% increase
Target 3	—	300

[1]	The carrying amounts of these CGUs include goodwill and any impairment losses are allocated first to goodwill and then to the identifiable assets.